Acquisition of Windfall Project, Osisko Mining Inc and Gold Road - Consideration For The Business Combination (Details) $ / shares in Units, $ in Millions, $ in Millions									101 Months Ended
	Oct. 10, 2025 USD ($)	Oct. 10, 2025 AUD ($)	Oct. 03, 2025 USD ($)	Oct. 03, 2025 AUD ($)	Sep. 26, 2025 USD ($) shares	Sep. 26, 2025 AUD ($) $ / shares	May 05, 2025	Dec. 13, 2016	May 05, 2025	Sep. 26, 2025 AUD ($) shares
Gruyere Gold project
Disclosure of detailed information about business combination [line items]
Percentage of ownership in joint operation							50.00%	50.00%	50.00%
Gold Road
Disclosure of detailed information about business combination [line items]
(a) Fixed cash consideration					$ 1,490.3					$ 2,276.5
(b) Variable cash consideration					702.0					1,072.3
(c) Fair value of previously held interest in joint operation					1,197.9					1,829.8
(d) Add: Special dividend			$ 315.3	$ 477.5	312.6	$ 477.5
Total purchase consideration	$ 2,169.1	$ 3,348.8			3,702.8	$ 5,656.1
Cash transferred, gross of special dividend					$ 1,802.9					$ 2,754.0
Shares acquired (in shares) | shares					1,092,838,545					1,092,838,545
Fixed portion per share						$ 2.52
Special dividend per share						0.43694
Cash per acquiree share fixed portion (in AUD per share)						2.08306
Cash paid per share						$ 0.98117
Number of days before payment that average price is based on					5 days	5 days